Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Our compensation committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual incentive plan and equity awards. During fiscal year 2023, there were changes to our executive management team, with the termination of a former executive officer and addition of new executive officers; therefore, five NEOs are included in the 2023 Non-PEO NEO (as defined below) calculations.
As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and certain aspects of our financial performance for the fiscal years listed below. Our compensation committee did not consider the Item 402(v) Pay Versus Performance disclosure below in making its pay decisions for any of the years shown.
Pay Versus Performance Table
Pay Versus Performance
Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid for PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(3)	Average Compensation Actually Paid for Non-PEO NEOs (e)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (h)(7)	Company- Selected Measure: Non-GAAP Op. Income (i)(8)
					Total Shareholder Return (f)(5)	Peer Group Total Shareholder Return (g)(6)
2023	$8,101,702	$2,089,591	$5,140,854	$3,168,048	$56	$94	($55,742,000)	$5,955,000
2022	$1,117,818	$74,231,899	$949,420	$1,115,612	$64	$112	($111,470,000)	($35,506,000)

(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Thomas, our PEO, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year and reflects the below adjustments made to the total compensation amounts reported in the Summary Compensation Table for our PEO. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. Mr. Thomas’s 2022 award values include performance-based awards granted prior to IPO that vested in connection with the IPO and stock price achievement.

		2022	2023
Principal Executive Officer
Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,101,702
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$—	$6,905,000
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$4,970,000
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	($4,330,545)
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—
Compensation Actually Paid		$74,231,899	$2,089,591
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each Non-PEO NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

•
for 2023, the average “compensation actually paid” to our Non-PEO NEOs comprised the compensation of Manish Sarin (Chief Financial Officer), Paul Ohls (Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer), Pavitar Singh (Chief Technology Officer) and Luca Lazzaron (Former Chief Revenue Officer); and

•	for 2022, the average “compensation actually paid” to our Non-PEO NEOs comprised the compensation of Pavitar Singh (Chief Technology Officer) and Luca Lazzaron (Former Chief Revenue Officer).
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our Non-PEO NEOs for such fiscal year, using the methodology described in Note 4(b) below:

Non-PEO NEO Average
			2022	2023
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,854
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$—	$4,280,287
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$3,092,853
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	($2,177,471)	($119,521)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$287,120
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	($37,234)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$915,737
=	Compensation Actually Paid		$1,115,612	$3,168,048
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. Performance-based RSUs used a different Monte Carlo valuation at FY22 and FY23 year ends than the grant date valuation based on updated probability of achievement and stock volatility. Restricted stock unit award grant date fair values are calculated using the stock price as of date of grant and were calculated using the same methodology for the vesting or fiscal year end date.
(5)
Cumulative total stockholder return (“TSR”) in column (f) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period by our share price at the beginning of the measurement period. The same methodology is used for our performance peer group in column (g).

(6)	The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P 500 Information Technology index.
(7)	The dollar amounts reported in column (h) represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8)
Our company selected performance measure is Non-GAAP Operating Income, column (i), which we believe is a strong driver in determining our company’s performance. We define Non-GAAP Operating Income as our operating income excluding, as applicable, stock-based compensation expense-related charges, charges on litigation settlements, amortization of acquired intangible assets, and any other non-recurring item deemed to be non-GAAP. Non-GAAP Operating Income is a non-GAAP financial measure. For additional details and a reconciliation of Non-GAAP Operating Income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on April 3, 2023.

Company Selected Measure Name	Non-GAAP Op. Income
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our Non-PEO NEOs for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each Non-PEO NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

•
for 2023, the average “compensation actually paid” to our Non-PEO NEOs comprised the compensation of Manish Sarin (Chief Financial Officer), Paul Ohls (Chief Revenue Officer), Arunkumar Pattabhiraman (Chief Marketing Officer), Pavitar Singh (Chief Technology Officer) and Luca Lazzaron (Former Chief Revenue Officer); and

•	for 2022, the average “compensation actually paid” to our Non-PEO NEOs comprised the compensation of Pavitar Singh (Chief Technology Officer) and Luca Lazzaron (Former Chief Revenue Officer).

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P 500 Information Technology index.

PEO Total Compensation Amount	$ 8,101,702	$ 1,117,818
PEO Actually Paid Compensation Amount	$ 2,089,591	74,231,899
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Thomas as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year and reflects the below adjustments made to the total compensation amounts reported in the Summary Compensation Table for our PEO. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEO during the applicable fiscal year. Mr. Thomas’s 2022 award values include performance-based awards granted prior to IPO that vested in connection with the IPO and stock price achievement.

		2022	2023
Principal Executive Officer
Summary Compensation Table - Total Compensation	(a)	$1,117,818	$8,101,702
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$—	$6,905,000
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$4,970,000
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,217,661	($4,330,545)
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$—
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$71,896,420	$253,434
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$—
Compensation Actually Paid		$74,231,899	$2,089,591

Non-PEO NEO Average Total Compensation Amount	$ 5,140,854	949,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,168,048	1,115,612
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our Non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the “compensation actually paid” to our Non-PEO NEOs for such fiscal year, using the methodology described in Note 4(b) below:

Non-PEO NEO Average
			2022	2023
	Summary Compensation Table - Total Compensation	(a)	$949,420	$5,140,854
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$—	$4,280,287
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$—	$3,092,853
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	($2,177,471)	($119,521)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$—	$287,120
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$2,343,664	($37,234)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$—	$915,737
=	Compensation Actually Paid		$1,115,612	$3,168,048

Equity Valuation Assumption Difference, Footnote [Text Block]
Equity Award Valuations – PEO and Non-PEO NEOs: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by our PEO and Non-PEO NEOs on average that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions. Performance-based RSUs used a different Monte Carlo valuation at FY22 and FY23 year ends than the grant date valuation based on updated probability of achievement and stock volatility. Restricted stock unit award grant date fair values are calculated using the stock price as of date of grant and were calculated using the same methodology for the vesting or fiscal year end date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid, Company TSR and Peer Group TSR
The following graph displays our compensation actually paid vs. Company TSR and Peer Group TSR over the two years presented in the graph. As demonstrated by the following graph, the amount of compensation actually paid to our PEO and Non-PEO NEOs is not directly correlated to our company TSR during the identified period. The TSR measurement period begins at our IPO, while many of the awards vested and outstanding at each fiscal year end were granted prior to our IPO.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph displays our compensation actually paid vs. net income (loss) over the two years presented in the graph. We do not use GAAP or non-GAAP net income as a financial performance measure in our overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Non-GAAP Operating Income
The following graph displays our compensation actually paid vs. Non-GAAP Operating Income. We use Non-GAAP Operating Income in our annual short-term incentive program.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid, Company TSR and Peer Group TSR
The following graph displays our compensation actually paid vs. Company TSR and Peer Group TSR over the two years presented in the graph. As demonstrated by the following graph, the amount of compensation actually paid to our PEO and Non-PEO NEOs is not directly correlated to our company TSR during the identified period. The TSR measurement period begins at our IPO, while many of the awards vested and outstanding at each fiscal year end were granted prior to our IPO.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” our executive compensation program is designed to reflect our variable “pay-for-performance” philosophy. The performance measures that we use for our short-term incentive and long-term award programs are selected based on an objective of incentivizing all of our executives to increase the value of our enterprise for our stockholders. The most important financial performance measures (which are not ranked by relative importance) used by us to link compensation actually paid to our named executive officers for the most recently completed fiscal year, to our performance are as follows:
•	Non-GAAP Operating Income
•	Stock Price

Total Shareholder Return Amount	$ 56	64
Peer Group Total Shareholder Return Amount	94	112
Net Income (Loss)	$ (55,742,000)	$ (111,470,000)
Company Selected Measure Amount	5,955,000	(35,506,000)
PEO Name	Mr. Thomas	Mr. Thomas
Additional 402(v) Disclosure [Text Block]
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]
(8)
Our company selected performance measure is Non-GAAP Operating Income, column (i), which we believe is a strong driver in determining our company’s performance. We define Non-GAAP Operating Income as our operating income excluding, as applicable, stock-based compensation expense-related charges, charges on litigation settlements, amortization of acquired intangible assets, and any other non-recurring item deemed to be non-GAAP. Non-GAAP Operating Income is a non-GAAP financial measure. For additional details and a reconciliation of Non-GAAP Operating Income to its most comparable GAAP measure, please see “Non-GAAP Financial Measures” in the Company’s Annual Report on Form 10-K filed with the SEC on April 3, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,905,000)	$ 0
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,970,000	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,330,545)	1,217,661
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	253,434	71,896,420
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,280,287)	0
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,092,853	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(119,521)	(2,177,471)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	287,120	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,234)	2,343,664
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (915,737)	$ 0